ACQUISITIONS	6 Months Ended
Jun. 30, 2023
Business Combinations [Abstract]
ACQUISITIONS
NOTE 3:         ACQUISITIONS

On October 4, 2021, the Company consummated the acquisition of Vidazoo Ltd., also known as “Vidazoo” (the “Vidazoo Acquisition”), a leading video technology company that enables both advertisers and publishers to deliver high impact content and advertising to consumers.

The total consideration for the acquisition was $90,038, comprised of $35,000 paid in cash at closing, contingent consideration (with a maximum amount of up to $58,545), tied to financial targets over a period of 2.25 years, estimated at fair value of $48,903 on the acquisition date ($41,054 as of June 30, 2023), and a net working capital in the amount of $6,135 which will be set-off against collection.

On May 30, 2023, the Company entered into an amendment to the SPA with Vidazoo’s sellers in connection with an additional overachievement earnout consideration in an aggregate amount of up to $10,550 payable in the Company’s ordinary shares. As of June 30, 2023, the additional overachievement contingent consideration is estimated at fair value of $6,458 which was recognized under Changes in fair value of contingent consideration in the Consolidated Statements of Income and the aggregate contingent consideration is estimated at fair value of $47,512.